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[Janus letterhead]

September 29, 2008

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

RE:  JANUS ADVISER SERIES (the "Registrant")
     1933 Act File No. 333-33978
     1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 48 and Amendment No. 49 under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Registrant is filing the Amendment pursuant to Rule 485(b)(1)(iii) under the 1933 Act to designate a new effective date upon which the Amendment shall be effective.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on October 29, 2008, pursuant to Rule 485(b) under the 1933 Act.

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 46 to the Registrant's Registration Statement filed on July 8, 2008.

Pursuant to Rule 485(b)(4) of Regulation C under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

Please call me at (303) 336-4045 with any questions or comments.

Sincerely,


/s/ Robin Nesbitt

Robin Nesbitt
Legal Counsel

Enclosure

cc:  Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Cindy Antonson
     Donna Brungardt